COMMITMENTS (Details Narrative) $ in Thousands	Dec. 31, 2017 USD ($)
LATAM Airlines Group S.A. [Member]
Disclosure of transactions between related parties [line items]
Revolving credit facility	$ 450,000
Tam Linhas Aereas S.A. [Member]
Disclosure of transactions between related parties [line items]
Revolving credit facility	$ 450,000